FURNITURE AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
FURNITURE AND EQUIPMENT
Furniture and equipment - gross	$ 4,134,000	$ 1,750,000
Less accumulated depreciation	(1,567,000)	(1,367,000)
Furniture and equipment - net	2,567,000	383,000
Depreciation expense	200,000	200,000
Furniture and equipment
FURNITURE AND EQUIPMENT
Furniture and equipment - gross	41,000	41,000
Estimated useful lives	7 years
Computer software
FURNITURE AND EQUIPMENT
Furniture and equipment - gross	1,709,000	1,709,000
Estimated useful lives	3 years
Work in process
FURNITURE AND EQUIPMENT
Furniture and equipment - gross	2,384,000	0
Computer software	$ 2,400,000